Trade and other payables	12 Months Ended
Dec. 31, 2020
Trade and other payables.
Trade and other payables

20.   Trade and other payables

Trade and other payables compose the following at December 31:

	2020	2019
	US$'000	US$'000
Payable to suppliers	147,512	189,092
Trade notes and bills payable	1,689	137
Total	149,201	189,229